Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
General and administration (Note 17)	$ 6,999	$ 7,757	$ 6,525
Research and development (Note 17)	9,304	14,716	10,870
Total operating expenses	16,303	22,473	17,395
Finance income (Note 2d)	(914)	(69)	(314)
Transaction costs on derivative warrant liability	652	0	0
Change in fair value of warrant derivative (Note 12)	(4,347)	0	0
Foreign exchange (gain) loss	(1,646)	173	208
Nonoperating income (expense)	(6,255)	104	(106)
Net loss for the year	(10,048)	(22,577)	(17,289)
Cumulative translation adjustment	(114)	(63)	(14)
Comprehensive loss for the year	$ (10,162)	$ (22,640)	$ (17,303)
Basic and diluted loss per share for the year (in CAD per share)	$ (0.16)	$ (0.42)	$ (0.35)
Weighted average number of common shares outstanding (Note 9) (in shares)	64,736,493	54,286,671	49,661,776